LONG-TERM DEBT (Details Narrative) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2021	Dec. 31, 2019
Interest rate		8.00%
Four Cubed Management Llc [Member]
Long-term debt		$ 39,184	$ 39,184
Interest rate	1.00%	1.00%